Share-based Payments - Disclosure of indirect measurement of fair value of restricted shares granted during period (Details)	12 Months Ended		24 Months Ended		36 Months Ended	48 Months Ended
	Aug. 29, 2024 $ / shares	Aug. 29, 2024 $ / shares	Aug. 29, 2025 $ / shares	Aug. 29, 2025 $ / shares	Aug. 29, 2026 $ / shares	Aug. 29, 2027 $ / shares
Vesting tranche one | Global Blue Management Incentive Plan | Restricted Shares Award 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD)	$ 5.63
Expected volatility	0.270
Risk free interest rate	5.60%
Fair value per share (USD)	$ 4.21
Vesting tranche one | Global Blue Management Incentive Plan, CEO | Restricted Shares Award 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per share (USD)		$ 4.30
Vesting tranche one | Global Blue Management Incentive Plan, CEO | Restricted Shares Award 2023,CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD)		$ 5.76
Expected volatility		0.270
Risk free interest rate		5.60%
Vesting tranche two | Global Blue Management Incentive Plan | Restricted Shares Award 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD)			$ 5.63
Expected volatility			0.440
Risk free interest rate			5.10%
Fair value per share (USD)			$ 4.08
Vesting tranche two | Global Blue Management Incentive Plan, CEO | Restricted Shares Award 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per share (USD)				$ 4.18
Vesting tranche two | Global Blue Management Incentive Plan, CEO | Restricted Shares Award 2023,CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD)				$ 5.76
Expected volatility				0.440
Risk free interest rate				5.10%
Vesting tranche three | Global Blue Management Incentive Plan | Restricted Shares Award 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD)					$ 5.63
Expected volatility					0.550
Risk free interest rate					4.80%
Fair value per share (USD)					$ 3.95
Vesting tranche four | Global Blue Management Incentive Plan | Restricted Shares Award 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD)						$ 5.63
Expected volatility						0.720
Risk free interest rate						4.60%
Fair value per share (USD)						$ 3.82